Offsets	Oct. 28, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94179
Initial Filing Date	Sep. 24, 2026
Fee Offset Claimed	$ 0
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Vista Credit Strategic Lending Corp.
Form or Filing Type	SC TO
File Number	005-94179
Filing Date	Sep. 24, 2026
Fee Paid with Fee Offset Source	$ 0